Annual Total Returns - Fidelity Series Overseas Fund [BarChart] - 10.31 Fidelity Series Overseas Fund PRO-04 - Fidelity Series Overseas Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 21, 2019
Fidelity Series Overseas Fund
Bar Chart Table:
Annual Return 2020	16.37%